Consolidated Balance Sheets	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 12,782,851	$ 1,827,923	¥ 220,724,238
Prepayments and other current assets, net	12,303,879	1,759,431	5,846,730
Accounts receivable	164,207	23,481	156,770
Total current assets	34,182,937	4,888,094	236,269,738
Non-current assets:
Property and equipment, net	142,771,400	20,416,039	147,250,054
Land use rights, net	32,980,543	4,716,155	33,927,238
Intangible assets, net	130,896	18,718	163,687
Right-of-use assets	54,080,188	7,733,364	51,906,613
Other non-current asset	7,800,000	1,115,385	1,100,000
Investment in equity securities	44,974,376	6,431,250
Total non-current assets	282,737,403	40,430,911	234,347,592
Total assets	316,920,340	45,319,005	470,617,330
Current liabilities:
Short-term borrowings	84,000,000	12,011,840	84,000,000
Accounts payable	4,020,942	574,987	388,494
Contract liabilities	7,796,228	1,114,846	5,595,491
Salary and welfare payable	1,829,701	261,644	1,861,780
Taxes payable	3,266,167	467,056	2,146,819
Income tax payable	179,316	25,642	213,495
Accrued liabilities and other current liabilities	11,081,009	1,584,562	7,489,769
Operating lease liabilities, current	10,479,626	1,498,567	9,208,569
Total current liabilities	124,274,292	17,770,987	112,721,902
Non-current liabilities:
Amounts due to Affected Entity, non-current			173,046,163
Operating lease liabilities, non-current	38,439,295	5,496,746	38,352,135
Other non-current liabilities	1,000,000	142,998	1,000,000
Total non-current liabilities	39,439,295	5,639,744	212,398,298
Total liabilities	163,713,587	23,410,731	325,120,200
Commitments and contingencies
Shareholders’ equity:
Additional paid-in capital	476,500,785	68,138,706	343,098,862
Statutory reserves	60,610,543	8,667,192	60,610,543
Accumulated other comprehensive income	6,547,327	936,255	12,294,900
Accumulated deficit	(391,851,008)	(56,033,949)	(269,947,314)
Total Lixiang Education Holding Co., Ltd. shareholders’ equity	153,206,753	21,908,274	146,138,083
Non-controlling interests			(640,953)
Total shareholders’ equity	153,206,753	21,908,274	145,497,130
Total liabilities and shareholders’ equity	316,920,340	45,319,005	470,617,330
Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	1,368,598	195,707	50,584
Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	30,508	4,363	30,508
Related Party
Current assets:
Amounts due from related parties	8,932,000	1,277,259	9,542,000
Current liabilities:
Amounts due to a related party	¥ 1,621,303	$ 231,843	¥ 1,817,485